RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Reclassified to assets held for sale		$ 45.0
Joint ventures where entity is venturer | Non-interest bearing receivable | Sadiola And Yatela
Disclosure of transactions between related parties [line items]
Balance, beginning of the year	$ 0.0	0.1
Advances	0.1	0.2
Repayments	(0.1)	(0.3)
Balance, end of the year	0.0	0.0
Joint ventures where entity is venturer | Interest bearing receivable
Disclosure of transactions between related parties [line items]
Balance, beginning of the year	0.0	14.0
Repayments	0.0	(4.0)
Reclassified to assets held for sale	0.0	(10.0)
Balance, end of the year	$ 0.0	$ 0.0
Floating interest rate | Joint ventures where entity is venturer | Interest bearing receivable
Disclosure of transactions between related parties [line items]
Related party amounts receivable, adjustment to interest rate	2.00%